Derivative Financial Instruments and Risk Management Policies (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Sensitivity Analysis
The following table illustrates the sensitivity of foreign currency gains and sensitivity losses and of equity to changes in exchange rates, where: a) in calculating the impact on the income statement, the exchange rate position affecting the income statement at the end of 2019 was considered constant during 2020; b) in calculating the impact on equity, only monetary items have been considered, namely debt and derivatives such as hedges of net investment and loans to subsidiaries related to the investment, breakdown of which is considered constant in 2020 and identical to that existing at the end of 2019. In both cases, Latin American currencies are assumed to change their value against the dollar and the rest of the currencies against the euro by 10%.

Millions of euros
Currency	Change	Impact on the consolidated income statement	Impact on consolidated equity
All currencies vs EUR	10%	3	(615)
USD	10%	2	(114)
European currencies vs EUR	10%	1	(375)
Latin American currencies vs USD	10%	—	(126)
All currencies vs EUR	(10%)	(3)	615
USD	(10%)	(2)	114
European currencies vs EUR	(10%)	(1)	375
Latin American currencies vs USD	(10%)	—	126

Millions of euros
Change in basis points (bp)	Impact on consolidated income statement	Impact on consolidated equity
+100bp	(87)	(642)
-100bp	85	642

Schedule of Financial Results
The breakdown of the financial results recognized in 2019, 2018 and 2017 is as follows:

Millions of euros	2019	2018	2017
Interest income	291	234	638
Dividends received	15	15	16
Other financial income	120	826	17
Subtotal	426	1,075	671
Changes in fair value of asset derivatives at fair value through profit or loss	353	202	35
Changes in fair value of liability derivatives at fair value through profit or loss	(376)	(190)	(97)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	(3)	(3)	—
Transfer from equity of results of cash flow hedges - future cash flows that are not longer expected to happen	—	(7)	—
Transfer from equity to profit and loss from available-for-sale assets and others	n.a.	n.a.	(33)
(Loss)/Gain on fair value hedges	604	(223)	(150)
Gain/(loss) on adjustment to items hedged by fair value hedges	(540)	271	194
Subtotal	38	50	(51)
Interest expenses	(1,903)	(1,715)	(2,137)
Ineffective portion of cash flow hedges	(20)	(29)	(10)
Accretion of provisions and other liabilities	(334)	(410)	(453)
Other financial expenses	(160)	(203)	(310)
Subtotal	(2,417)	(2,357)	(2,910)
Net finance costs excluding foreign exchange differences and hyperinflation adjustments	(1,953)	(1,232)	(2,290)
n.a.: not applicable.

Schedule of Derivatives, Fair Value, and Expected Maturity
The detail of hedged items by fair value hedges at December 31, 2019 and December 31, 2018 are as follows:

December 31, 2019
	Hedged items carrying amount				Accumulated amount in the hedged item adjusted by fair value hedge (*)
Millions of euros	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Of which: accumulated amount of any hedge item that have cesased to be adjusted for gains and losses
Assets	—	474	3	477	—	1	—	1	—
Financial assets and other non-current assets	—	151	—	151	—	—	—	—	—
Receivables and other current assets	—	323	—	323	—	1	—	1	—
Other current financial assets	—	—	3	3	—	—	—	—	—
Liabilities	3,929	1,956	5,703	11,588	819	(6)	774	1,587	152
Non-current financial liabilities	3,858	1,176	5,512	10,546	817	—	750	1,567	125
Payables and other non-current liabilities	—	99	—	99	—	—	—	—	—
Current financial liabilities	71	9	191	271	2	—	24	26	6
Payables and other current liabilities	—	672	—	672	—	(6)	—	(6)	21
(*) Accumulated amount adjusted by fair value hedge is shown with negative sign when it reduces the value (lowest liability or lowest asset) and vice versa.
The movement of the net position of derivatives during the years ended December 31, 2019 and December 31, 2018 is as follows:

Millions of euros	Movement in 2019	Movement in 2018
Opening balance of assets/(liabilities)	1,181	505
Financing payments	148	52
Financing proceeds	(153)	(209)
Interest (proceeds)/payments	(238)	(126)
Other (proceeds)/payments	5	(28)
Fair value adjustments through other comprehensive income	357	999
Movements with counterparty in the income statement	646	2
Translation differences	(49)	(70)
Other movements	51	56
Closing balance of assets/(liabilities)	1,948	1,181
The evolutions of hedges in equity at December 31, 2019 and December 31, 2018 are as follows:

	Derivate instruments				No derivate instruments	Total Gross amount	Tax effect	Total hedges in equity
	Gains (losses) of cash flow hedges			Derivates - Net investment hedges	No Derivates - Net investment hedges
Millions of euros	Interest rate risk	Exchange rate risk	Exchange rate and interest rate risks
Balance at 12/31/2018	(295)	(348)	(78)	1,535	(5)	809	(249)	560
Changes in the fair value registered in equity	(5)	572	67	(260)	(1)	373	(100)	273
Transfer to the initial value of hedged item	2	(4)	(7)	—	—	(9)	3	(6)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	26	—	—	—	—	26	—	26
Transfer to the income statement of the period - the hedged item has affected profit or loss	124	(371)	(295)	73	—	(469)	118	(351)
Total translation differences	—	(1)	—	1	—	—	—	—
Other movements	—	(4)	3	—	—	(1)	1	—
Balance at 12/31/2019	(148)	(156)	(310)	1,349	(6)	729	(227)	502
Amounts remaining in equity for continuing hedges	(12)	(188)	(216)	1,349	(6)	927
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(136)	32	(94)	—	—	(198)
Balance at 12/31/2019	(148)	(156)	(310)	1,349	(6)	729

The total amount of "Transfer to the income statements of the period - the hedged item has affected profit or loss" has impacted in financial results, reported under "Interest expenses" amounted to +166 million euros (+68 million euros in 2018), see detail of "Net finance costs excluding foreign exchange differences and hyperinflation adjustments" in this note, and in exchange differences amounted to +369 million euros (+645 million euros in 2018).

	Derivate instruments				No derivate instruments	Total Gross amount	Tax effect	Total hedges in equity
	Gains (losses) of cash flow hedges			Derivates - Net investment hedges	No Derivates - Net investment hedges
Millions of euros	Interest rate risk	Exchange rate risk	Exchange rate and interest rate risks
Balance at 12/31/2017	(394)	(357)	(179)	1,502	—	572	(188)	384
Changes in the fair value registered in equity	(52)	584	392	33	(5)	952	(243)	709
Transfer to the initial value of hedged item	—	—	(1)	—	—	(1)	—	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	7	—	—	—	—	7	(2)	5
Transfer to the income statement of the period - the hedged item has affected profit or loss	144	(574)	(290)	—	—	(720)	184	(536)
Total translation differences	—	(1)	—	—	—	(1)	—	(1)
Balance at 12/31/2018	(295)	(348)	(78)	1,535	(5)	809	(249)	560
Amounts remaining in equity for continuing hedges	(176)	(377)	14	1,534	(5)	990
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(119)	29	(92)	1	—	(181)
Balance at 12/31/2018	(295)	(348)	(78)	1,535	(5)	809
The details of the ineffective portion of accounting hedges with impact on the income statement in 2019 and 2018 are as follows:

2019
Millions of euros	Changes in fair value of the hedging instrument	Changes in the fair value of hedges item for the hedged risk	Ineffective portion hedged registered in the income statement
Interest rate risk	315	336	(21)
Cash flow hedges	(129)	(108)	(21)
Fair value hedges	444	444	—
Exchange rate risk	242	238	4
Cash flow hedges	551	547	4
Net investment hedges	(309)	(309)	—
Interest rate and exchange rate risk	191	194	(3)
Cash flow hedges	191	194	(3)
Total	748	768	(20)

2018
Millions of euros	Changes in fair value of the hedging instrument	Changes in the fair value of hedges item for the hedged risk	Ineffective portion hedged registered in the income statement
Interest rate risk	(53)	(53)	—
Cash flow hedges	(27)	(27)	—
Fair value hedges	(26)	(26)	—
Exchange rate risk	622	651	(29)
Cash flow hedges	605	634	(29)
Net investment hedges	17	17	—
Interest rate and exchange rate risk	377	377	—
Cash flow hedges	377	377	—
Total	946	975	(29)
The evolution of cost of hedging in equity in 2019 and 2018 are as follows:

	Exchange rate risk	Total gross amount	Tax effect	Total cost of hedging in equity
	Forward element /CBS
Millions of euros	A time - period related hedge item
Balance at 12/31/2017	—	—	—	—
Changes in the fair value registered in equity	51	51	(13)	38
Transfer to the income statement of the period - the hedged item has affected profit or loss	(2)	(2)	1	(1)
Balance at 12/31/2018	49	49	(12)	37
Changes in the fair value registered in equity	(14)	(14)	4	(10)
Transfer to the income statement of the period - the hedged item has affected profit or loss	(4)	(4)	1	(3)
Balance at 12/31/2019	31	31	(7)	24
The breakdown of Telefónica’s detail of hedges and other derivative instruments at December 31, 2019 and December 31, 2018, their fair value at year-end and the expected maturity schedule is as set forth in the table below:

December 31, 2019
	Notional amount - Maturities (*)					Book value of the derivative and no-derivative instruments (**)
Millions of euros	2020	2021	2022	Later	Total	Non-current asset	Current asset	Non-current liabilities	Current liabilities	Total
Derivate instruments of accounting hedges	(662)	2,827	1,446	7,041	10,652	(2,676)	(1,104)	1,667	254	(1,859)
Interest rate risk	677	(199)	818	(1,605)	(309)	(584)	(289)	41	38	(794)
Cash flow hedges	482	—	1,403	884	2,769	(8)	(4)	29	38	55
Fair value hedges	195	(199)	(585)	(2,489)	(3,078)	(576)	(285)	12	—	(849)
Exchange rate risk	(2,331)	1,038	400	6,033	5,140	(1,489)	(389)	1,339	148	(391)
Cash flow hedges	1,587	1,102	686	6,033	9,408	(1,325)	(348)	1,337	37	(299)
Fair value hedges	693	—	(286)	—	407	(164)	(21)	—	15	(170)
Net investments hedges	(4,611)	(64)	—	—	(4,675)	—	(20)	2	96	78
Interest rate and exchange rate risk	992	1,988	228	2,613	5,821	(603)	(426)	287	68	(674)
Cash flow hedges	1,006	2,004	230	2,648	5,888	(549)	(409)	287	65	(606)
Fair value hedges	(14)	(16)	(2)	(35)	(67)	(54)	(17)	—	3	(68)
Derivate instruments of no-accounting hedges	(3,798)	(349)	(774)	(1,799)	(6,720)	(713)	(337)	691	270	(89)
Other derivatives of interest rate	(1,501)	(473)	(774)	(1,799)	(4,547)	(713)	(316)	688	146	(195)
Other derivatives of exchange rate	(2,484)	—	—	—	(2,484)	—	(21)	—	113	92
Other derivatives	187	124	—	—	311	—	—	3	11	14
Total derivative instruments	(4,460)	2,478	672	5,242	3,932	(3,389)	(1,441)	2,358	524	(1,948)
No derivatives instruments of accounting hedges (***)	—	59	234	720	1,013	—	—	1,043	—	1,043
Exchange rate risk	—	59	234	720	1,013	—	—	1,043	—	1,043
Fair value hedges	—	—	—	—	—	—	—	—	—	—
Net investments hedges	—	59	234	720	1,013	—	—	1,043	—	1,043
(*) For interest rate hedges, the positive amount is in terms of fixed “payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
(***) Of the hedging instruments that are not derivatives, 251 million euros correspond to "Loans and other debts" and 792 million euros to "Obligations and bonds" (see Note 18).

December 31, 2018
	Notional amount - Maturities (*)					Book value of the derivative and no-derivative instruments (**)
Millions of euros	2019	2020	2021	Later	Total	Non-current asset	Current asset	Non-current liabilities	Current liabilities	Total
Derivate instruments of accounting hedges	(4,443)	4,743	2,799	7,471	10,570	(1,950)	(660)	1,447	200	(963)
Interest rate risk	(686)	1,746	(299)	(86)	675	(398)	(186)	270	9	(305)
Cash flow hedges	(607)	1,567	46	1,269	2,275	(154)	(2)	228	4	76
Fair value hedges	(79)	179	(345)	(1,355)	(1,600)	(244)	(184)	42	5	(381)
Exchange rate risk	(4,718)	2,219	1,102	5,980	4,583	(835)	(183)	939	70	(9)
Cash flow hedges	341	2,219	1,102	5,980	9,642	(834)	(76)	939	10	39
Fair value hedges	50	—	—	—	50	(1)	(45)	—	14	(32)
Net investments hedges	(5,109)	—	—	—	(5,109)	—	(62)	—	46	(16)
Interest rate and exchange rate risk	961	778	1,996	1,577	5,312	(717)	(291)	238	121	(649)
Cash flow hedges	962	801	2,001	1,736	5,500	(541)	(291)	238	121	(473)
Fair value hedges	(1)	(23)	(5)	(159)	(188)	(176)	—	—	—	(176)
Derivate instruments of no-accounting hedges	(4,318)	(321)	(531)	(2,551)	(7,721)	(826)	(262)	840	30	(218)
Other derivatives of interest rate	(3,571)	(321)	(531)	(2,551)	(6,974)	(826)	(128)	830	3	(121)
Other derivatives of exchange rate	(747)	—	—	—	(747)	—	(134)	—	25	(109)
Other derivatives	—	—	—	—	—	—	—	10	2	12
Total derivative instruments	(8,761)	4,422	2,268	4,920	2,849	(2,776)	(922)	2,287	230	(1,181)
No derivatives instruments of accounting hedges (***)	—	56	56	858	970	—	—	996	—	996
Exchange rate risk	—	56	56	858	970	—	—	996	—	996
Fair value hedges	—	—	—	—	—	—	—	—	—	—
Net investments hedges	—	56	56	858	970	—	—	996	—	996
(*) For interest rate hedges, the positive amount is in terms of fixed “payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
(***) Of the hedging instruments that are not derivatives, 243 million euros correspond to "Loans and other debts" and 753 million euros to "Obligations and bonds" (see Note 18).